Environmental Costs - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Environmental Costs [Abstract]
Environmental exit costs, Anticipated cost	$ 2.5
Environmental exit costs, Costs accrued to date	$ 1.1